Schedule of Municipal Bonds Held For Investment by Geographic Distribution (Detail)	Dec. 31, 2012	Dec. 31, 2011
California
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	21.30%	20.80%
Texas
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	12.00%	11.60%
Illinois
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	6.00%	5.80%